TAX-FREE OBLIGATIONS FUND
Trust Shares
(A Portfolio of Money Market Obligations Trust)
--------------------------------------------------------------------------------
SUPPLEMENT TO THE COMBINED PROSPECTUS AND COMBINED STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 30, 2003

Effective May 17, 2004, the Trust Shares for Tax-Free Obligations Fund will no longer be offered.




                                                                    May 12, 2004




[Federated Logo]
Money Market Obligations Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com


Federated Securities Corp., Distributor

Cusip 60934N138
30539 (5/04)